PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 1,341
Balance at end of year	952
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,591
Additions during year	97
Deletions during year	0
Balance at end of year	4,688
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	207
Additions during year	0
Deletions during year	0
Balance at end of year	207
Cost [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	795
Additions during year	68
Deletions during year	0
Balance at end of year	863
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,561
Additions during year	29
Deletions during year	0
Balance at end of year	1,590
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,028
Additions during year	0
Deletions during year	0
Balance at end of year	2,028
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(3,250)
Additions during year	486
Deletions during year	0
Balance at end of year	(3,736)
Accumulated depreciation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(109)
Additions during year	15
Deletions during year	0
Balance at end of year	(124)
Accumulated depreciation [member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(609)
Additions during year	69
Deletions during year	0
Balance at end of year	(678)
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,351)
Additions during year	158
Deletions during year	0
Balance at end of year	(1,509)
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,181)
Additions during year	244
Deletions during year	0
Balance at end of year	(1,425)
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,341
Balance at end of year	952
Net Book Value [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	98
Balance at end of year	83
Net Book Value [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	186
Balance at end of year	185
Net Book Value [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	210
Balance at end of year	81
Net Book Value [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	847
Balance at end of year	$ 603